Contingencies and Commitements	6 Months Ended
Jun. 30, 2023
Contingencies and Commitements [Abstract]
CONTINGENCIES AND COMMITEMENTS

18 CONTINGENCIES AND COMMITEMENTS

18.1 Contingencies

There exist a few pending legal actions, proceedings, and claims or may be instituted or asserted against the Group. These may include but are not limited to matters arising out of alleged infringement of intellectual property; alleged violations of consumer regulations; employment-related matters; and disputes arising out of supplier and other contractual relationships. As a general matter, the music and other content made available on the Group’s service are licensed to the Group by various third parties. Many of these licenses allow rights holders to audit the Group’s royalty payments, and any such audit could result in disputes over whether the Group has paid the proper royalties. If such a dispute were to occur, the Group could be required to pay additional royalties, and the amounts involved could be material. The Group expenses legal fees as incurred. The Group records a provision for contingent losses when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. An unfavorable outcome to any legal matter, if material, could have an adverse effect on the Group’s operations or its financial position, liquidity, or results of operations.

Pop Arabia commenced a lawsuit against Anghami in December 2022 which is still ongoing as of June 30, 2023 with an accusation of “unlicensed exploitation of musical and lyrical works”. The estimated amount is immaterial should the action be successful as they are only claiming the rights for 12 songs.

Based on management assessment, currently there are no material cases, claims or proceedings of such quantum which require provision or disclosure as contingent liabilities.

18.2 Commitments

The Group is subject to the following minimum guarantee amounts relating to investments in joint ventures and the content on its service and publishing rights, the majority of which relate to initial investments and minimum royalty payments associated with its license agreements for the use of licensed content and publishing royalties, as at December 31:

	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

Less than one year	3,495,070	4,194,264
Later than one year but not more than 5 years	-	1,250,000

In addition to the minimum guarantees listed above, the Group is subject to various service agreements including a service agreement with Amazon for the use of Amazon servers and cloud as at June 30, 2023.